Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share Capital [member]	Share Premium [member]	Treasury Shares [member]	Foreign Currency Translation Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2022	€ 263,348	€ 7,675	€ 2,112,863	€ (149)	€ 3,452	€ (1,860,493)
Net profit/(loss) for the period	(232,346)					(232,346)
Other comprehensive income/(loss), net of tax	(1,803)				(1,803)
Total comprehensive income/(loss)	(234,149)				(1,803)	(232,346)
Share-based payment (Note 7)	33,568					33,568
Capital increase	2,074	24	2,050
Equity at Jun. 30, 2023	64,841	7,699	2,114,913	(149)	1,649	(2,059,271)
Equity at Dec. 31, 2023	(145,697)	7,749	2,123,074	(146)	721	(2,277,095)
Net profit/(loss) for the period	(240,415)					(240,415)
Other comprehensive income/(loss), net of tax	78				78
Total comprehensive income/(loss)	(240,337)				78	(240,415)
Share-based payment (Note 7)	43,327					43,327
Transfer under stock incentive programs				28		(28)
Capital increase	21,574	70	21,504
Equity at Jun. 30, 2024	€ (321,133)	€ 7,819	€ 2,144,578	€ (118)	€ 799	€ (2,474,211)